Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio	Apr. 29, 2024
VIP Freedom Lifetime Income III Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.73%
Past 5 years	7.60%
Past 10 years	5.86%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0802
Average Annual Return:
Past 1 year	13.29%
Past 5 years	6.96%
Past 10 years	5.93%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%